Segment Disclosures - Schedule of Segment Expenses and Net Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Resident fees and services	$ 216,456		$ 148,855		$ 416,801	$ 297,782	$ 603,989	$ 568,475
Depreciation and amortization	(56,473)		(31,191)		(107,871)	(63,990)	(126,356)	(137,186)
General and administrative							(10,549)	(11,921)
Interest expense	(350)		(949)		(701)	(1,897)	(3,797)	(3,942)
Transaction costs	(4,278)	$ (16,000)	0		(22,788)	0	(1,607)
Gain (loss) on sales of real estate, net	3,884		0	$ (16,000)	3,884	0
Gain (loss) upon change of control, net	0		0		46,270	0
Gain (loss) on debt extinguishments	0		0		(403)	0
Other income (expense), net	16,465		(4,029)		17,281	(6,409)	863	(32,417)
Income tax benefit (expense)	1,746		(2,096)		624	(4,687)	(11,339)	11,490
Equity income (loss) from unconsolidated joint venture					119		4,649
Net income (loss)	14,858		(2,570)		42,732	(4,680)	$ 6,349	$ (50,463)
Nonrelated Party
Segment Reporting [Line Items]
General and administrative	(1,334)		(2,382)		(4,292)	(5,514)
Related Party Management Fee
Segment Reporting [Line Items]
General and administrative	(2,472)		0		(2,800)	0
Reportable Segment
Segment Reporting [Line Items]
Resident fees and services	216,456		148,855		416,801	297,782
Compensation and property management	(100,605)		(72,083)		(191,613)	(142,465)
Food	(9,870)		(6,782)		(18,568)	(13,225)
Real estate taxes	(6,566)		(4,324)		(13,046)	(8,832)
Repairs and maintenance	(7,719)		(4,873)		(14,371)	(9,719)
Utilities	(8,701)		(5,719)		(16,846)	(11,382)
Other segment items	(25,325)		(18,006)		(48,940)	(36,802)
Depreciation and amortization	(56,473)		(31,191)		(107,871)	(63,990)
Interest expense	(350)		(949)		(701)	(1,897)
Transaction costs	(4,278)		0		(22,788)	0
Gain (loss) on sales of real estate, net	3,884		0		3,884	0
Gain (loss) upon change of control, net	0		0		46,270	0
Gain (loss) on debt extinguishments	0		0		(403)	0
Other income (expense), net	16,465		(4,029)		17,281	(6,409)
Income tax benefit (expense)	1,746		(2,096)		624	(4,687)
Equity income (loss) from unconsolidated joint venture	0		1,009		111	2,460
Net income (loss)	14,858		(2,570)		42,732	(4,680)
Reportable Segment | Nonrelated Party
Segment Reporting [Line Items]
General and administrative	(1,334)		(2,382)		(4,292)	(5,514)
Reportable Segment | Related Party Management Fee
Segment Reporting [Line Items]
General and administrative	$ (2,472)		$ 0		$ (2,800)	$ 0